Cover	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this Current Report on Form 8-K/A to (i) include in Item 9.01 of this 8-K/A a pro forma balance sheet as of September 30, 2021 as if the sale of substantially all of the Company’s operating subsidiaries and all of its assets pursuant to the Purchase Agreement had occurred as of September 30, 2021 and (ii) to include Item 8.01 which describes the Company’s business following the aforementioned disposition.
Document Period End Date	Dec. 31, 2021
Entity File Number	001-34261
Entity Registrant Name	Evolving Systems, Inc.
Entity Central Index Key	0001052054
Entity Tax Identification Number	84-1010843
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9800 Pyramid Court
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	802-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EVOL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false